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PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re: Wilshire Mutual Funds, Inc.
        Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 28 under Investment Company Act of 1940
        File Nos. 33-50390 and 811-7076

To the Commission:

   In accordance with Rule 497(j) under the Securities Act of 1933, as amended, Wilshire Mutual Funds, Inc. (the "Fund") certifies that:

    a. the forms of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

    b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission via EDGAR on May 1, 2006.

Please contact the undersigned if you have any questions or comments at (610) 382-8662.

Very truly yours,

/s/ Jeremy Steich
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Jeremy Steich
Regulatory Administration Dept.